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                        METROPOLITAN SERIES FUND, INC.
                               FEBRUARY 17, 2004

                            JANUS MID CAP PORTFOLIO

            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

   The Board of Directors of Metropolitan Series Fund, Inc. voted unanimously to approve a proposal to replace Janus Capital Management LLC with Fidelity Management & Research Company as subadviser to the Janus Mid Cap Portfolio (the "Portfolio"). Effective May 1, 2004, the Portfolio will change its name to "FI Mid Cap Opportunities Portfolio" and will no longer be required to invest at least 80% of its assets in equity securities of medium capitalization companies selected for their growth potential. After May 1, 2004, the Portfolio will normally invest at least 80% of its assets in securities of companies with medium market capitalizations.

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                        METROPOLITAN SERIES FUND, INC.

                      SUPPLEMENT DATED FEBRUARY 17, 2004
                        TO PROSPECTUS DATED MAY 1, 2003

                            JANUS MID CAP PORTFOLIO

   The following information supplements the Metropolitan Series Fund, Inc. (the "Fund") prospectus dated May 1, 2003 (the "Prospectus"). You should keep this supplement to the Prospectus for future reference.

   Effective May 1, 2004, Fidelity Management & Research Company will replace Janus Capital Management LLC as subadviser to the Janus Mid Cap Portfolio (the "Portfolio"). As of the same date, the Portfolio's name will change to "FI Mid Cap Opportunities Portfolio." The Portfolio's investment strategies will also change. After May 1, 2004, the Portfolio will no longer be required to invest at least 80% of its assets in equity securities of medium capitalization companies selected for their growth potential, but will normally invest at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will not be constrained by any particular investment style after May 1, 2004. At any given time, the Portfolio may tend to buy either "growth" stocks or "value" stocks, or a combination of both.